Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0002064947
Registrant Name	WaterBridge Infrastructure LLC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES